CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Net sales	$ 59,849	372,866	537,645	501,458
Cost of sales	60,348	375,973	452,173	370,905
Gross (loss) margin	(499)	(3,107)	85,472	130,553
Operating expenses:
Selling expenses	2,923	18,212	19,930	21,642
Administrative expenses	5,199	32,389	34,806	49,281
Goodwill impairment	1,649	10,276
Total operating expenses	9,771	60,877	54,736	70,922
Operating (loss) income	(10,270)	(63,984)	30,736	59,630
Other income (expense):
Interest income	164	1,022	2,612	544
Interest expense			(10,227)	(8,846)
Others income (expense), net	128	798	1,872	(575)
Total other income (expense)	292	1,820	(5,743)	(8,877)
(Loss) Income before provision for income taxes	(9,978)	(62,164)	24,993	50,754
Income tax benefit (expense)	1,240	7,727	(3,955)	(11,059)
Net (Loss) income	(8,738)	(54,437)	21,038	39,695
Net (Loss) income attributable to noncontrolling interests	(2)	(10)	(43)	(1,088)
Net income (loss) attributable to the Company	(8,736)	(54,427)	21,081	40,783
Other comprehensive income (loss):
Foreign currency translation adjustments attributable to noncontrolling interest	1	8	39	18
Foreign currency translation adjustments attributable to the Company	(1)	(8)	44	193
Comprehensive income (loss) attributable to non-controlling interest	(1)	(2)	(4)	(1,070)
Comprehensive (loss) income attribute to the Company	$ (8,737)	(54,435)	21,125	40,976
(Loss) Earnings per share, Basic and diluted	$ (0.67)	(4.17)	1.61	3.12
Weighted average number ordinary shares, Basic and diluted	13,062,500	13,062,500	13,062,500	13,062,500